Borrowings	6 Months Ended
Jun. 30, 2026
Borrowings [Abstract]
BORROWINGS
6.	BORROWINGS

As of December 31, 2025 and June 30, 2026, the bank borrowings were for working capital and capital expenditure purposes. Short-term bank borrowings consisted of the following:

	Annual Interest Rate	Maturity (Months)	Principal	As of December 31, 2025	As of June, 30, 2026
			USD	USD	USD
Short-term borrowings:
China Bohai Bank(1) (4) (5)	4.80%	February, 2026	1,473,818	1,422,831	1,466,449
Agricultural Bank of China (1) (4) (5)	3.45%	August, 2026	1,473,818	1,429,981	1,473,815
Agricultural Bank of China (1) (4) (5)	3.45%	March, 2026	1,179,054	1,136,835	1,171,685
Agricultural Bank of China (1) (4) (5)	3.60%	May, 2026	2,063,345	2,001,973	2,063,345
Agricultural Bank of China (1) (4) (5)	3.50%	May, 2026	2,652,872	2,573,966	2,652,872
Bank of Ningbo(4) (5)	4.30%	August, 2025	1,473,818	1,429,981	1,473,818
Bank of Ningbo(4) (5)	4.30%	August, 2025	1,473,818	1,429,981	1,473,818
Shanghai Rural Commercial Bank(4) (5)	3.50%	October, 2026	1,473,818	1,415,681	1,459,079
Shengjing Bank (1) (4) (5)	4.00%	January, 2026	1,473,818	1,429,981	1,473,818
China Zheshang Bank(4)	3.15%	April, 2026	1,473,818	1,415,681	1,459,079
Bank of Jiangsu (1) (4) (5)	3.85%	September, 2025	736,909	714,992	736,909
Shanghai Bank (2) (4) (5)	4.00%	November, 2025	1,473,818	1,429,981	1,473,818
Bank of Jiangsu (1) (4) (5)	4.00%	July, 2025	1,473,818	1,429,981	1,473,818
Shanghai Bank (2) (4) (5)	4.00%	November, 2025	1,473,818	1,429,981	1,473,818
Bank of Nanjing (4) (5)	5.00%	December, 2025	1,473,818	1,395,661	1,438,446
China Construction Bank (1) (3) (4)	3.45%	March, 2025	3,684,554	3,551,957	3,644,733
Beijing Bank (1) (4) (5)	4.50%	September, 2025	2,947,635	2,859,962	2,947,635
Bank of Jiangsu (1) (4) (5)	4.00%	September, 2025	736,909	714,990	736,909
Total				29,214,396	30,093,864

Long-term bank borrowings consisted of the following:

	Annual Interest Rate	Maturity (Months)	Principal	As of December 31, 2025	As of June, 30, 2026
			USD	USD	USD
Long-term borrowings:
Bank of Wenzhou	5.55%	December, 2028	1,429,603	1,387,082	1,429,603

(1)	These borrowings are pledged by the intellectual properties owned by Shanghai Xiao-I.

(2)	These borrowings are pledged by the account receivables owned by Shanghai Xiao-I.

(3)

The Group is required to maintain a specified gearing ratio in accordance with the loan covenants under its agreement with China Construction Bank.

On November 27, 2025, the Shanghai Financial Court rendered a final second-instance judgment (Case No. (2025) Hu 74 Min Zhong 1485), dismissing the Company's appeal and affirming the September 1, 2025 first-instance judgment of the Shanghai Huangpu District People's Court (Case No. (2025) Hu 0101 Min Chu 16854). The judgment requires the Company to repay principal of RMB24,839,192.81 and overdue interest of RMB521,895.28 (as of August 14, 2025) plus accruing at 5.18% per annum, plus court costs of RMB171,980.81 (first instance) and RMB6,518.95 (second instance). The Bank was granted priority over 32 pledged patents (Pledge Registration No.: Y2023980033272) up to RMB52,750,000. The judgment is final and binding. The obligations are reflected in the accompanying consolidated financial statements and are not expected to have a material adverse effect on the Company's financial position.

(4)	As of June 30, 2026, all the short-term borrowings were overdue. The Group is actively engaging with the bank to discuss repayment arrangements and related solutions. None of the borrowings have been extended as of September 30, 2026.

(5)	Borrowings from China Bohai Bank, Agricultural Bank of China, Bank of Ningbo, Shanghai Rural Commercial Bank, Shengjing Bank, Bank of Jiangsu, Shanghai Bank, Bank of Nanjing, Beijing Bank are subject to litigation.

Litigation with Bank of Ningbo — Court-Mediated Settlement

The Company resolved litigation with Bank of Ningbo (Case No. (2025) Hu 0115 Min Chu 126758) through a court-mediated agreement on February 4, 2026, as approved by the Shanghai Pudong New Area People's Court (the "Settlement Agreement"). Pursuant to the Settlement Agreement, the Company confirmed the outstanding principal of RMB20,000,000 (approximately USD2,694,000) plus accrued interest and penalties, and agreed to repay such amounts in eleven (11) equal monthly installments through December 30, 2028. The Settlement Agreement provides that if the Company fails to make any installment payment when due, the Bank may apply to the Court for compulsory enforcement of the entire outstanding claim, including all remaining principal, accrued and future interest, penalties, and costs. Court costs of RMB76,278.50 (approximately USD10,300) were borne by the Company. As of the date of this filing, the Company is complying with the repayment schedule. The cumulative obligation under the Settlement Agreement is not expected to have a material adverse effect on the Company's consolidated financial position.

Bank of Nanjing Litigation — Final Judgment

On May 22, 2026, the Shanghai Financial Court rendered a final second-instance judgment (Case Nos. (2025) Hu 0106 Min Chu 37612 and (2026) Hu 74 Min Zhong 806), affirming the January 22, 2026 first-instance judgment of the Shanghai Jing'an District People's Court. The judgment requires the Company to repay principal of RMB9,760,000, term interest of RMB9,605.33, overdue interest of RMB186,085 (as of November 6, 2025) plus accruing at 7.5% per annum, attorney fees of RMB49,100, and court costs of RMB87,123.34. The Company's appeal was dismissed. The obligations are reflected in the accompanying consolidated financial statements and are not expected to have a material adverse effect on the Company's financial position.

Bank of Beijing Litigation — Appeal Pending

On June 27, 2026, the Shanghai Pudong New Area People's Court rendered a first-instance judgment (Case No. (2026) Hu 0115 Min Chu 45216) against the Company in favor of Bank of Beijing, ordering repayment of principal of RMB20,000,000, interest of RMB240,000, overdue interest of RMB592,235.63 (as of February 28, 2026) plus accruing at 6.75% per annum, attorney fees of RMB60,000, and court costs of RMB151,261. The Bank was granted priority over two pledged patents (Nos. 2016109340741 and 2016111862542) up to RMB40,000,000. The Company has appealed the judgment; the case is pending before the Shanghai Financial Court. The Company disputes certain findings of the First-Instance Judgment and intends to defend itself vigorously. No provision has been accrued as of the reporting date.

Bank of Jiangsu Litigation

The Company is subject to a final second-instance judgment (rendered April 28, 2026 by the Shanghai Financial Court) arising from three loan agreements with aggregate principal of RMB20,000,000. The judgment requires repayment of principal, interest at contracted rates, overdue interest, and compound interest, plus attorney fees of RMB95,000. Two patents of the Company (Nos. ZL201610918002.8 and ZL201510746440.6) are pledged as security in favor of the Lender, with priority of compensation up to RMB30,000,000. The Company's appeal regarding attorney fees was dismissed. The related obligations are reflected in the accompanying consolidated financial statements and are not expected to have a material adverse effect on the Company's financial position.

Except for these cases, please see Note 13 for other litigation details.

The interest expenses of short-term borrowings were $626,619 and $823,365 for the six months ended June 30, 2025 and 2026, respectively. The weighted average interest rates of short-term loans outstanding were 6.48% and 5.47%   per annum for the six months ended June 30, 2025 and 2026, respectively.